Income Taxes (Amounts and Period Ranges of Operating Losses Carried Forward Available to Reduce Future Taxable Income) (Detail) ¥ in Millions	Dec. 31, 2019 JPY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 130,907
Within one year
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,980
After one year through five years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	28,550
After five years through ten years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	31,871
After ten years through twenty years
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	17,137
Indefinite period
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	¥ 51,369